Bank Loans - Additional Information (Details) $ in Millions, ¥ in Billions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Short-term debt, weighted average interest rate	2.82%	2.82%	2.80%	5.25%	4.65%
Short Term And Long Term Bank Loans
Line of Credit Facility [Line Items]
Debt, weighted average interest rate	2.79%	2.79%	2.83%	5.25%	5.64%
Unused lines of credit	$ 371	¥ 2.7